SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2022
SHORT-TERM LOANS
SHORT-TERM LOANS

NOTE 9 – SHORT-TERM LOANS

On May 13, 2021, Mingda Tianjin entered into a small business line of credit agreement (the “LOC”) for a maximum amount of $144,955 (RMB1,000,000 translated at the December 31, 2022 exchange rate) credit line from China Construction Bank (“CCB”) with an interest rate of 4.2525% from May 13, 2021 to May 13, 2022. The LOC was used for short-term liquidity needs only. In May 2022, CCB agreed to extend LOC from May 13, 2022 to August 13, 2022 with an interest rate of 4.20% per annum. In August 2022, CCB agreed to extend LOC further from August 13, 2022 to November 13, 2022 with an interest rate of 3.95% per annum. On February 14, 2022, Mingda Tianjin borrowed $144,955 (RMB1,000,000) from CCB. The loan was repaid in full on March 1, 2023.

From March 18, 2022 to June 20, 2022, Mingda Tianjin borrowed a total of $227,724 (RMB1,571,000) from an unrelated individual for working capital. This individual loan was due by September 30, 2022 and extended to December 31, 2022. The loan bears interest at 4.2525% per annum and was to be paid by the maturity date. The loan was repaid in full on March 8, 2023.